Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets
Accounts receivable - trade, allowance for doubtful accounts	$ 10	$ 174	$ 182